Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss per Share
13.	Net Loss per Share
Basic and diluted net loss per share was calculated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(9,004)	$(21,630)	$(5,580)	$(61,427)
Cumulative undeclared preferred dividends to participating securities (Legacy Series D convertible preferred stock)	—	(255)	—	(1,697)

Net loss attributable to common shareholders	$(9,004)	$(21,885)	$(5,580)	$(63,124)

Denominator:
Basic and diluted weighted-average common stock outstanding	64,086,265	40,335,457	53,310,214	31,558,538

Net loss per share, basic and diluted	(0.14)	(0.54)	(0.10)	(2.00)

The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of shares of Common Stock outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential shares of Common Stock, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	As of September 30,
	2024	2023
Outstanding options to purchase Common Stock	7,108,316	4,270,229
Restricted Stock Units	530,778	429,321
Series A Preferred Stock	2,260,159	—
Warrants to purchase Common Stock	19,231,301	404,988
Shares of Common Stock issued upon the exercise of Public Warrants	18,759,554	18,759,838
Earn-Out Shares	9,000,000	9,000,000
Convertible Notes	479,196	—

Total	57,369,304	32,864,376

13.	Net Loss per Share
Basic and diluted net loss per share was calculated as follows:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(80,607)	$(37,744)
Cumulative undeclared dividends to participating securities (Legacy Series D convertible preferred stock)	(1,697)	(2,907)

Net loss attributable to common stockholders	$(82,304)	$(40,651)

Denominator:
Basic and diluted weighted-average common stock outstanding	35,581,656	26,918,484

Net loss per share attributable to common stockholders, basic and diluted (1)	$(2.31)	$(1.51)

(1)
The weighted-average common shares and thus net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse capitalization. See Note 3 for further information.

The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2023	2022
Outstanding options to purchase common stock	3,886,038	4,301,960
Restricted Stock Units	643,635	1,415,104
Warrants to purchase preferred stock (as converted to warrants to purchase common stock)	138,857	297,854
Warrants to purchase common stock	264,801	138,857
Shares of Common Stock issued upon the exercise of Public Warrants	18,759,838	—
Earn-Out Shares	9,000,000	—
Convertible notes (as converted to common stock)	—	171,256

Total	32,693,169	6,325,031